RELATED PARTY TRANSACTIONS - Interests in Subsidiaries (Details)		12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
Rogers Communications Canada Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Rogers Media Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		100.00%	100.00%
Maple Leaf Sports & Entertainment Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	75.00%	75.00%
Backhaul Network Services Inc.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary		50.10%